SEGMENT INFORMATION - Financial Information by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment			4
Total revenue	$ 1,437	$ 2,026	$ 3,337	$ 4,099
FFO	170	291	444	549
Total assets	108,485		108,485		$ 111,643
Total liabilities	66,906		66,906		66,708
Core Office
Disclosure of operating segments [line items]
Total revenue	494	558	1,024	1,071
FFO	115	165	236	289
Total assets	35,504		35,504		36,758
Total liabilities	17,164		17,164		17,592
Core Retail
Disclosure of operating segments [line items]
Total revenue	370	363	814	742
FFO	147	161	335	328
Total assets	32,114		32,114		32,921
Total liabilities	17,539		17,539		16,996
Opportunistic
Disclosure of operating segments [line items]
Total revenue	571	1,102	1,495	2,280
FFO	(11)	70	38	145
Total assets	40,697		40,697		41,838
Total liabilities	26,951		26,951		27,457
Corporate
Disclosure of operating segments [line items]
Total revenue	2	3	4	6
FFO	(81)	$ (105)	(165)	$ (213)
Total assets	170		170		126
Total liabilities	$ 5,252		$ 5,252		$ 4,663